Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000132088 | Valterra Platinum, Ltd.9293542
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132088 | LG Uplus Corp.9293428
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132088 | Range Resources Corp.9293183
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132088 | K+S AG9293263
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132088 | Golden Agri-Resources, Ltd.9293499
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132088 | LG Corp.9293425
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132088 | Impala Platinum Holdings, Ltd.9293536
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132088 | Seabridge Gold, Inc. (USD)9293191
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132088 | CK Hutchison Holdings, Ltd.9293343
Holdings [Line Items]
Percent of Total Investments	1.60%
C000132088 | Centene9293147
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132088 | Russia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132088 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132088 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132088 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132088 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132088 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132088 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132088 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132088 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000132088 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000132089 | Valterra Platinum, Ltd.9293542
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132089 | LG Uplus Corp.9293428
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132089 | Range Resources Corp.9293183
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132089 | K+S AG9293263
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132089 | Golden Agri-Resources, Ltd.9293499
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132089 | LG Corp.9293425
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132089 | Impala Platinum Holdings, Ltd.9293536
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132089 | Seabridge Gold, Inc. (USD)9293191
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132089 | CK Hutchison Holdings, Ltd.9293343
Holdings [Line Items]
Percent of Total Investments	1.60%
C000132089 | Centene9293147
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132089 | Russia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132089 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132089 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132089 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132089 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132089 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132089 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132089 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000132089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000157593 | Valterra Platinum, Ltd.9293374
Holdings [Line Items]
Percent of Total Investments	3.70%
C000157593 | Glencore PLC9293179
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157593 | K+S AG9293163
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157593 | Seabridge Gold, Inc.9293387
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157593 | LG Uplus Corp.9293307
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157593 | Golden Agri-Resources, Ltd.9293350
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157593 | Impala Platinum Holdings, Ltd.9293367
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157593 | LG Corp.9293304
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157593 | Nutrien, Ltd.9293381
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157593 | Paladin Energy, Ltd.9293137
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157593 | Russia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157593 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157593 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157593 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157593 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157593 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157593 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157593 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157593 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000157593 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000157593 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157593 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157592 | Valterra Platinum, Ltd.9293374
Holdings [Line Items]
Percent of Total Investments	3.70%
C000157592 | Glencore PLC9293179
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157592 | K+S AG9293163
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157592 | Seabridge Gold, Inc.9293387
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157592 | LG Uplus Corp.9293307
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157592 | Golden Agri-Resources, Ltd.9293350
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157592 | Impala Platinum Holdings, Ltd.9293367
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157592 | LG Corp.9293304
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157592 | Nutrien, Ltd.9293381
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157592 | Paladin Energy, Ltd.9293137
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157592 | Russia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157592 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157592 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157592 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157592 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157592 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157592 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157592 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157592 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000157592 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000157592 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157592 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%